Leases - Lease Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease expense	$ 31	$ 33
Variable lease expense, including non-lease components	17	14
Total lease expense	$ 48	$ 47